Deferred Revenue (Details Narrative) (USD $)	12 Months Ended
Mar. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred revenue, description, Energia, license fee	On August 22, 2013, the Company entered into a regional distribution and service provider agreement with Energia Vehicular Limpia S.A. de C.V. ("Energia"). Pursuant to the agreement, Energia shall have the exclusive rights to market the Company's products in Mexico for five years. In consideration of the exclusive distribution rights, Energia shall pay $500,000 as a license fee to the Company. On January 16, 2014, the Company and Energia further amended the regional distribution and service provider agreement to include the exclusive rights to market the Company's products in Brazil for a license fee of $160,000 during the same period of the original agreement. On April 9, 2014, the Company and Energia further amended the regional distribution agreement and service provider agreement to add consulting/advisory services to be provided by the Company to Energia for an 18-month period beginning April 1, 2014.
Proceeds received for consulting services	$ 217,000
Deposit received for Hydroplant units	180,000
Revenue, license fee	$ 88,000